Operating segments	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Operating segments
8.	Operating segments

(a)	Segment information

The	general descriptions by operating segments as of December 31, 2023 are as follows:

Segment	Description
Banking	Credit to customers, lending to and receiving deposits from customers, and its accompanying work

Credit card	Sales of credit cards, cash services, card loan services, installment financing, lease and its accompanying work

Securities	Securities trading, consignment trading, underwriting and its accompanying work

Insurance (*)	Life insurance business, Non-Life insurance business and its accompanying work

Credit	Facility rental, new technology business financing, others and its accompanying work

Others	Business segments that do not belong to the above segments, such as real estate trust, investment advisory services, venture business investment and other remaining business

(*)
Until the previous year, the Group had disclosed related information using the life insurance sales segment as a reporting segment. However, as the internal reporting method for the chief operating decision maker was changed to the insurance industry standard, from the current period, the life insurance and non-life
insurance sales segment has been disclosed. The segments are integrated and redefined as the insurance segment and announced. Accordingly, the reporting segment information for the previous year was restated.

(b)	The following tables provide information of income and expense for each operating segment for the years ended December 31, 2021, 2022 and 2023:

	2021
	Banking		Credit card	Securities	Life insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	6,738,165	1,799,153	517,296	1,620,266	231,679	68,991	(206,225)	10,769,325
Net fees and commission income		818,426	634,716	601,793	170,781	28,812	415,212	5,257	2,674,997
Reversal of (provision for) allowance for credit loss		(364,291)	(442,668)	(80,134)	(21,760)	(34,064)	(35,421)	3,653	(974,685)
General and administrative expenses		(3,409,144)	(790,733)	(696,278)	(557,292)	(80,056)	(366,149)	156,564	(5,743,088)
Other income (expense), net		(305,508)	(179,695)	234,209	(660,416)	194,564	177,912	(235,519)	(774,453)
Operating income (expense)		3,477,648	1,020,773	576,886	551,579	340,935	260,545	(276,270)	5,952,096
Equity method income (loss)		25,401	(1,109)	65,341	(739)	29,644	16,201	23,861	158,600
Income tax expense		821,201	266,798	94,864	139,106	94,329	71,120	(16,382)	1,471,036

Profit for the year	~~W~~	2,417,880	771,757	320,662	391,637	274,855	205,880	(270,043)	4,112,628

Controlling interest	~~W~~	2,417,361	770,457	320,783	391,637	274,855	205,880	(361,719)	4,019,254
Non-controlling interests		519	1,300	(121)	—	—	—	91,676	93,374

	2022
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,358,526	1,798,005	428,420	(124,453)	260,011	153,214	(276,870)	10,596,853
Net fees and commission income		801,109	702,392	484,632	(4,348)	30,587	398,854	316	2,413,542
Reversal of (provision for) allowance for credit loss		(621,690)	(560,264)	546	(16,459)	(19,803)	(72,857)	(1,286)	(1,291,813)
General and administrative expenses		(3,761,767)	(777,496)	(690,539)	(166,255)	(80,320)	(390,419)	222,636	(5,644,160)
Other income (expense), net		(715,837)	(283,011)	(102,084)	850,708	158,560	84,214	(161,408)	(168,858)
Operating income (expense)		4,060,341	879,626	120,975	539,193	349,035	173,006	(216,612)	5,905,564
Equity method income (loss)		22,301	7,115	70,270	4,221	54,937	(735)	(36,412)	121,697
Income tax expense		1,030,445	227,769	145,301	83,514	98,468	35,006	(9,391)	1,611,112

Profit for the year	~~W~~	2,974,716	738,391	412,339	439,850	303,275	142,872	(255,929)	4,755,514

Controlling interest	~~W~~	2,973,996	735,204	412,496	439,850	303,275	142,872	(342,050)	4,665,643
Non-controlling interests		720	3,187	(157)	—	—	—	86,121	89,871

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,548,138	1,895,298	443,676	(198,785)	248,804	125,238	(244,447)	10,817,922
Net fees and commission income		748,044	968,665	500,441	(3,210)	17,463	391,122	24,681	2,647,206
Provision for allowance for credit loss		(914,848)	(883,956)	(152,146)	(16,116)	(177,912)	(99,203)	(322)	(2,244,503)
General and administrative expenses		(3,876,485)	(778,564)	(720,835)	(218,820)	(80,106)	(403,395)	182,868	(5,895,337)
Other income (expense), net		(495,331)	(267,959)	181,927	1,087,789	335,205	327,511	(393,580)	775,562
Operating income (expense)		4,009,518	933,484	253,063	650,858	343,454	341,273	(430,800)	6,100,850
Equity method income (loss)		8,556	(2,831)	93	(302)	66,918	664	51,990	125,088
Income tax expense		936,472	218,332	36,239	167,417	89,849	81,695	(43,044)	1,486,960

Profit for the year	~~W~~	2,969,829	725,171	100,840	464,617	304,024	243,928	(330,409)	4,478,000

Controlling interest	~~W~~	2,969,519	723,845	100,915	464,617	304,024	243,928	(438,813)	4,368,035
Non-controlling interests		310	1,326	(75)	—	—	—	108,404	109,965

(c)	Interest gains and losses from segment external customers and cross-sector interest gains and losses for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	6,741,279	1,849,209	534,969	1,617,186	241,035	781	(215,134)	10,769,325
Internal transactions		(3,114)	(50,056)	(17,673)	3,080	(9,356)	68,210	8,909	—

	~~W~~	6,738,165	1,799,153	517,296	1,620,266	231,679	68,991	(206,225)	10,769,325

	2022
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,366,892	1,857,351	442,554	(127,840)	269,230	71,561	(282,895)	10,596,853
Internal transactions		(8,366)	(59,346)	(14,134)	3,387	(9,219)	81,653	6,025	—

	~~W~~	8,358,526	1,798,005	428,420	(124,453)	260,011	153,214	(276,870)	10,596,853

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,557,545	1,961,035	449,835	(208,812)	265,943	36,700	(244,324)	10,817,922
Internal transactions		(9,407)	(65,737)	(6,159)	10,027	(17,139)	88,538	(123)	—

	~~W~~	8,548,138	1,895,298	443,676	(198,785)	248,804	125,238	(244,447)	10,817,922

(*)	Consolidated adjustment to net interest income from external customers is from the securities and others which were measured in fair values a s a part of business combination accounting.

(d)	The following tables provide information of net fees and commission income (expense) of each operating segment for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	863,879	681,129	615,414	181,345	27,351	305,879	—	2,674,997
Internal transactions		(45,453)	(46,413)	(13,621)	(10,564)	1,461	109,333	5,257	—

	~~W~~	818,426	634,716	601,793	170,781	28,812	415,212	5,257	2,674,997

	2022
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	844,894	734,900	494,829	8,648	26,737	303,534	—	2,413,542
Internal transactions		(43,785)	(32,508)	(10,197)	(12,996)	3,850	95,320	316	—

	~~W~~	801,109	702,392	484,632	(4,348)	30,587	398,854	316	2,413,542

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	794,021	1,019,262	507,109	2,151	14,917	309,746	—	2,647,206
Internal transactions		(45,977)	(50,597)	(6,668)	(5,361)	2,546	81,376	24,681	—

	~~W~~	748,044	968,665	500,441	(3,210)	17,463	391,122	24,681	2,647,206

(e)	Financial information of geographical area
The following table provides information of income from external consumers by geographical area for the years ended December 31, 2021, 2022 and 2023.

	2021		2022	2023
Domestic	~~W~~	5,404,278	5,064,891	5,088,487
Overseas		547,818	840,673	1,012,363

	~~W~~	5,952,096	5,905,564	6,100,850

The following table provides information of
non-current
assets by geographical area as of December 31, 2022 and 2023.

	2022		2023
Domestic	~~W~~	9,825,529	10,142,257
Overseas		356,512	305,799

	~~W~~	10,182,041	10,448,056

(*)	Non-current assets comprise property and equipment, intangible assets and investment properties.